Cover	Jan. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Entity File Number	001-42282
Entity Registrant Name	BKV CORPORATION
Entity Central Index Key	0001838406
Entity Tax Identification Number	85-0886382
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1200 17th Street
Entity Address, Address Line Two	Suite 2100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	375-9680
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BKV
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true